UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09761
Direxion Insurance Trust
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10thFloor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2011
Date of reporting period: June 30, 2011

Item 1. Report to Shareholders

Direxion Insurance Trust

SEMI-ANNUAL REPORT JUNE 30, 2011

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Dynamic VP HY Bond Fund

Table of Contents

Letter to Shareholders	2

Expense Example	3

Allocation of Portfolio Holdings	4

Schedule of Investments	5

Financial Statements	6

Financial Highlights	9

Notes to the Financial Statements	10

Additional Information	17

Information on Board of Trustees and Officers	18

Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Direxion Dynamic VP HY Bond Fund (“The Fund”) covers the period of January 1, 2011 to June 30, 2011 (the “Semi-Annual Period”). The Fund’s investment objective is to seek to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, and derivatives of such instruments, with an emphasis on high yield debt instruments through investments in exchange traded funds (“ETF’s”). For the Semi-Annual Period, the Fund returned 3.55% on a total return basis compared with a return of 4.64% for the Lipper High Yield Bond Fund Index and a return of 4.97% for the Barclays Capital U.S. Corporate High Yield Bond Index (together, the “Indices”). The Fund maintains a bullish stance on the market by obtaining additional exposure in high yield instruments versus industry competitors. The Fund will typically maintain a 95-100% weighting in these ETF’s. The Fund underperformed its benchmark index, the Merrill Lynch Master High Yield II by 0.85% respectfully due to the lower average credit quality held by the Fund. This in turn negatively affected the performance as there was a rally in higher quality credit over the given time period. Income in the Fund was generally achieved by investing cash in a combination of high quality overnight repurchase agreements and income distributions from ETF’s.

As always, we thank you for using the Direxion Dynamic VP HY Bond Fund and we look forward to our mutual success.

Sincerely,

Daniel O’Neill Chief Investment Officer	Patrick Rudnick Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Dynamic VP HY Bond Fund is 2.07%, net of any fee, waivers or expense reimbursements.*

An investment in the Direxion Dynamic VP HY Bond Fund is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511 or visiting www.direxionfunds.com. Investors should read the prospectus carefully for more complete information, including charges, expenses, objectives, and additional risks, before investing.

Distributed by: Rafferty Capital Markets
Date of First Use: August 29, 2011.

* The total annual fund operating expense ratio includes Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual fund operating expense ratio would be 1.85%.

Expense Example
June 30, 2011 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (January 1, 2011 — June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION DYNAMIC VP HY BOND FUND  3

Expense Example Tables
June 30, 2011 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	January 1, 2011	June 30, 2011	Period[2]

Dynamic VP HY Bond Fund
Based on actual fund return	1.85%	$1,000.00	$1,035.50	$9.34
Based on hypothetical 5% return	1.85%	1,000.00	1,015.62	9.25

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

Allocation of Portfolio Holdings
June 30, 2011 (Unaudited)

		Investment
	Cash*	Companies	Swaps		Total

Dynamic VP HY Bond Fund	42%	58%	0	%**	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

4  DIREXION DYNAMIC VP HY BOND FUND

Dynamic VP HY Bond Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 57.5%
10,800	iShares iBoxx $ High Yield Corporate Bond Fund	$986,148
69,900	SPDR Barclays Capital High Yield Bond ETF	2,811,378

	TOTAL INVESTMENT COMPANIES (Cost $3,808,264)	$3,797,526

SHORT TERM INVESTMENTS - 27.2%
MONEY MARKET FUNDS - 27.2%
293,472	AIM STIT Treasury Portfolio, 0.00%(a)	$293,472
8,670	Dreyfus Government Cash Management, 0.00%(a)	8,670
8,670	Federated Treasury Obligations Fund, 0.01%(a)	8,670
293,472	Fidelity Institutional Government Portfolio, 0.01%(a)	293,472
883,471	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	883,471
293,472	Morgan Stanley Institutional Liquidity Fund, 0.01%(a)	293,472
8,670	SEI Daily Income Trust Government Fund, 0.05%(a)	8,670
8,670	Wells Fargo Advantage Government Money Market Fund, 0.01%(a)	8,670

	TOTAL SHORT TERM INVESTMENTS (Cost $1,798,567)	$1,798,567

	TOTAL INVESTMENTS (Cost $5,606,831) - 84.7%	$5,596,093

	Other Assets in Excess of Liabilities - 15.3%	1,012,357

	TOTAL NET ASSETS - 100.0%	$6,608,450

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at June 30, 2011.

(b)	$590,000 of this security is held as collateral for swap contracts.

Dynamic VP HY Bond Fund
Long Equity Swap Contracts
June 30, 2011 (Unaudited)

				Interest Rate
		Number of	Notional	(Paid)/	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Appreciation

Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	6,950	$662,024	(0.39%)	4/13/2012	$5,922
Credit Suisse Capital, LLC	iShares iBoxx $ High Yield Corporate Bond Fund	19,918	1,832,655	(0.39%)	4/13/2012	18,148

			$2,494,679			$24,070

The accompanying notes are an integral part of these financial statements.
5  DIREXION DYNAMIC VP HY BOND FUND

Statement of Assets and Liabilities
June 30, 2011 (Unaudited)

Dynamic
VP HY Bond Fund

Assets:
Investments, at market value (Note 2)	$5,596,093
Receivables:
Fund shares sold	730,673
Investment securities sold	892,580
Unrealized appreciation on swaps	24,070
Dividends and interest	108

Total assets	7,243,524

Liabilities:
Payables:
Fund shares redeemed	151
Investment securities purchased	594,862
Accrued investment advisory fees	16,241
Accrued operating services fees	14,076
Accrued distribution expense	5,413
Accrued shareholder servicing fees	4,331

Total liabilities	635,074

Net Assets	$6,608,450

Net Assets Consist Of:
Capital stock	$8,253,543
Undistributed net investment income	607,107
Accumulated net realized loss	(2,265,532)
Net unrealized appreciation (depreciation) on:
Investments	(10,738)
Swaps	24,070

Total Net Assets	$6,608,450

Calculation of Net Asset Value Per Share:
Net assets	$6,608,450
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	393,219
Net asset value, redemption and offering price per share	$16.81

Cost of Investments	$5,606,831

The accompanying notes are an integral part of these financial statements.
6  DIREXION DYNAMIC VP HY BOND FUND

Statement of Operations
For the Six Months Ended June 30, 2011 (Unaudited)

Dynamic
VP HY Bond Fund

Investment income:
Dividend income	$458,354
Interest income	2,290

Total investment income	460,644

Expenses:
Investment advisory fees	136,634
Operating service fees	118,416
Distribution expenses	45,545
Shareholder servicing fees	36,436

Total expenses	337,031

Net investment income	123,613

Realized and unrealized gain (loss) on investments:
Net realized (gain) loss on:
Investments	(108,701)
Swaps	151,765

43,064

Change in unrealized appreciation (depreciation) on:
Investments	37,177
Swaps	67,097

104,274

Net realized and unrealized gain on investments	147,338

Net increase in net assets resulting from operations	$270,951

The accompanying notes are an integral part of these financial statements.
7  DIREXION DYNAMIC VP HY BOND FUND

Statements of Changes in Net Assets

	Dynamic VP HY Bond Fund
	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010

Increase (Decrease) in net assets from:
Operations:
Net investment income (loss)	$123,613	$(69,145)
Net realized gain on investments	43,064	2,683,010
Capital gain distributions from regulated investment companies	—	190,775
Change in net unrealized appreciation (depreciation) on investments	104,274	(2,230,999)

Net increase in net assets resulting from operations	270,951	573,641

Distributions to shareholders:
Net investment income	(476,403)	(2,461,735)

Total distributions to shareholders	(476,403)	(2,461,735)

Capital share transactions:
Net decrease in net assets resulting from net change in capital share transactions(a)	(21,303,785)	(11,177,595)

Total decrease in net assets from capital share transactions	(21,303,785)	(11,177,595)

Total decrease in net assets	(21,509,237)	(13,065,689)

Net assets:
Beginning of year/period	28,117,687	41,183,376

End of year/period	$6,608,450	$28,117,687

Undistributed net investment income, end of year/period	$607,107	$959,897

(a) Summary of capital share transactions is as follows:

	Dynamic VP HY Bond Fund
	Six Months Ended		Year Ended
	June 30, 2011 (Unaudited)		December 31, 2010
	Shares	Value	Shares	Value

Shares sold	3,031,275	$50,885,192	9,742,735	$166,401,163
Shares issued in reinvestment of distributions	28,425	476,403	150,983	2,461,735
Shares redeemed	(4,375,279)	(72,665,380)	(10,564,454)	(180,040,493)

Total net decrease from capital share transactions	(1,315,579)	$(21,303,785)	(670,736)	$(11,177,595)

The accompanying notes are an integral part of these financial statements.
8  DIREXION DYNAMIC VP HY BOND FUND

Financial Highlights

										RATIOS TO AVERAGE NET ASSETS
														Net
			Net Realized	Net Increase										Investment
	Net Asset	Net	and	(Decrease)	Dividends									Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net		Net Asset		Net Assets,	Including Short Dividends		Excluding Short Dividends		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Total	Value, End	Total	End of	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[2]	on Investments	from Operations	Income	Distributions	of Year/Period	Return[3]	Year/Period (,000)	Expenses[1,7]	Expenses[1,7]	Expenses[1,7]	Expenses[1,7]	Recoupment[1]	Rate[4]

Dynamic VP HY Bond Fund
Six Months Ended June 30, 2011 (Unaudited)	$16.45	$0.06	$0.52	$0.58	$(0.22)	$(0.22)	$16.81	3.55%	$6,608	—	—	1.85%	1.85%	0.68%	334%
Year ended December 31, 2010	17.31	(0.04)	0.69	0.65	(1.51)	(1.51)	16.45	4.01%	28,118	—	—	1.85%	1.85%	(0.23%)	985%
Year ended December 31, 2009	16.37	(0.22)[5]	1.73	1.51	(0.57)	(0.57)	17.31	9.81%	41,183	1.77%	1.80%	1.77%	1.80%	(1.37%)[6]	463%
Year ended December 31, 2008	19.52	0.13	(2.05)	(1.92)	(1.23)	(1.23)	16.37	(9.98%)	60,187	—	—	1.93%	1.75%	0.76%	50%
Year ended December 31, 2007	20.43	0.81	(1.16)	(0.35)	(0.56)	(0.56)	19.52	(1.77%)	22,159	—	—	1.63%	1.63%	3.95%	145%
Year ended December 31, 2006	20.05	0.96	0.27	1.23	(0.85)	(0.85)	20.43	6.21%	44,705	—	—	1.68%	1.67%	4.75%	538%

[1]	Annualized.
[2]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[3]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes or any fees and expenses imposed under the Contracts and Plans, which would increase overall fees and expenses. Please refer to your Contract or Plan prospectus for a discription of those fees and expenses.
[4]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[5]	Net investment income (loss) before interest on short positions for the year ended December 31, 2009 was $(0.22).
[6]	The net investment income (loss) ratio included interest on short positions. The ratio excluding dividends on short positions for the year ended December 31, 2009 was (1.36%).
[7]	The total and net expense ratios exclude Acquired Fund Fees and Expenses.

DIREXION DYNAMIC VP HY BOND FUND

DYNAMIC VP HY BOND FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2011 (Unaudited)

1.	ORGANIZATION

Direxion Insurance Trust (the “Trust”) was organized as a Massachusetts business trust on December 28, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has one series in operation, the Dynamic VP HY Bond Fund (the “Fund”), which is included in this report. The Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Trust offers shares to unaffiliated life insurance separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life contracts. The Fund commenced operations on February 1, 2005.

The objective of the Fund is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of the Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by the Fund will be determined as of the time the Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted net asset values on the valuation dates. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Managements, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

b) Repurchase Agreements – The Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund was not invested in repurchase agreements at June 30, 2011.

c) Swap Contracts – The Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined

10  DIREXION DYNAMIC VP HY BOND FUND

investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund). The Fund was invested in equity swap contracts at June 30, 2011.

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures.”

The Fund collateralizes swap agreements with cash and certain securities as indicated on the Schedule of Investments. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each firm that is counterparty to a swap agreement is monitored by the Adviser. The financial statements of these counterparties are available by accessing the SEC’s website, at www.sec.gov.

d) Short Positions – The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. There were no securities sold short by the Fund at June 30, 2011.

e) Stock Index Futures Contracts and Options on Futures Contracts – The Fund may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market

DIREXION DYNAMIC VP HY BOND FUND  11

value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Fund was not invested in futures contracts at June 30, 2011.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts, and short positions. The Fund was not invested in options or options on futures contracts at June 30, 2011.

g) Security Transactions – Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

h) Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. No provision for federal income taxes has been made.

i) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received on money market funds, is recognized on an accrual basis. Expenses are charged to the Fund daily. Expenses are computed based on the Fund’s respective daily net assets. For an additional discussion on expenses refer to Note 4.

j) Distributions to Shareholders – The Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Fund during the six months ended June 30, 2011 and the year ended December 31, 2010, were as follows:

	Dynamic VP HY Bond Fund
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2011	2010

Distributions paid from:
Ordinary Income	$476,403	$2,461,735
Long-Term Capital Gains	—	—

Total Distributions paid	$—	$2,461,735

The Fund designated as long-term capital gain dividends, pursuant to Internal Revenue Code 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2010.

12  DIREXION DYNAMIC VP HY BOND FUND

As of December 31, 2010, the components of distributable earnings of the Funds on a tax basis were as follows:

Net unrealized appreciation/(depreciation)	$(217,760)

Undistributed ordinary income	959,897
Undistributed long-term capital	—

Total distributable earnings	959,897

Other accumulated gain/(loss)	(2,181,778)

Total accumulated earnings/(loss)	$(1,439,641)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. The permanent differences primarily relate to swap contract adjustments with differing book and tax methods.

The cost basis of investments for federal income tax purposes as of June 30, 2011 was as follows:

Tax cost of investments	$5,776,676
Gross unrealized appreciation	4,866
Gross unrealized depreciation	(185,449)

Net unrealized appreciation/(depreciation)	$(180,583)

The Fund is permitted for tax purposes to defer into its next fiscal year any net capital losses incurred between November 1 and the end of its fiscal year, December 31, 2010. At December 31, 2010, the Fund deferred, on a tax basis, post-October losses of $88,882.

As of December 31, 2010, the Fund had capital loss carryforwards on a tax basis of:

	Expires
	12/31/2016	12/31/2017	12/31/2018	Total

Dynamic VP HY Bond Fund	$2,013,282	$—	$26,508	$2,039,790

To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

The Fund follows authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund’s financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of December 31, 2010, open Federal and state income tax years include the tax years ended December 31, 2008, December 31, 2009 and December 31, 2010. The Fund has no examinations in progress. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

DIREXION DYNAMIC VP HY BOND FUND  13

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

k) Guarantees and Indemnifications – In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnification provisions pursuant to which the Fund agrees to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Fund has not had prior claims or losses in connection with these provisions and believes the risk of loss is remote.

l) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting. Actual results could differ from those estimates.

3.	INVESTMENT TRANSACTIONS

During the six months ended June 30, 2011, the aggregate purchases and sales of investments (excluding short-term investments and swaps contracts) for the Fund were as follows:

Purchases	Sales

$49,458,351	$70,911,928

There were no purchases or sales of long-term U.S. Government securities during the six months ended June 30, 2011.

4.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Fund has entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rate of 0.75% of the Fund’s average daily net assets.

Operating Services Agreement: The Fund has entered into an Operating Service Agreement (the “Agreement”) with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds. n consideration for the services rendered pursuant to the Agreement, the Fund will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee of 0.65%. The monthly fee is calculated on an annualized basis on the average net assets of the Fund.

Distribution Expenses: The shares of the Fund are subject to an annual Rule 12b-1 fee of up to 0.25% of Fund’s average daily net assets. The fee is paid to the insurance company of the plan sponsor (i.e. various enrolled employers) for expenses incurred for distribution-related activities, on behalf of the Funds.

Shareholder Servicing Fees: The Board has also authorized the Fund to pay a shareholder servicing fee of 0.20% of the Fund’s average daily net assets. The Trust, on behalf of the Fund, pays the fee to financial institutions and other persons who provide services for and maintain shareholder accounts.

14  DIREXION DYNAMIC VP HY BOND FUND

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Fund and acts as the Fund’s distributor in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Adviser.

5.	VALUATION MEASUREMENTS

The Fund follows authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities
Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

	Level 1	Level 2	Level 3	Total

Investment Companies - Fixed Income	$3,797,526	$—	$—	$3,797,526
Short-Term Investments	$1,798,567	$—	$—	$1,798,567
Other Financial Instruments*	$—	$24,070	$—	$24,070

For further detail on each asset class, see Schedule of Investments.

*	Other financial instruments are derivative instruments such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no significant transfers between Level 1 and Level 2 securities during the six months ended June 30, 2011.

6.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Fund follows authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. As of June 30, 2011, the Fund was invested long equity swap contracts.

At June 30, 2011, the fair value of derivatives instruments were as follows:

	Asset derivatives
	Interest Rate Risk	Total

Swap contracts[1]	$24,070	$24,070

Total	$24,070	$24,070

1	Statement of Assets and Liabilities location: Unrealized appreciation on swaps.

DIREXION DYNAMIC VP HY BOND FUND  15

Transactions in derivative instruments during the six months ended June 30, 2011, were as follows:

	Interest Rate Risk	Total

Realized gain (loss)[1]
Swap contracts	$151,765	$151,765

Total realized gain	$151,765	$151,765

Change in unrealized appreciation (depreciation)[2]
Swap contracts	$67,097	$67,097

Total change in unrealized appreciation (depreciation)	$67,097	$67,097

1	Statement of Operations location: Net realized gain (loss) on swaps.

2	Statement of Operations location: Change in unrealized appreciation (depreciation) on swaps.

For the six months ended June 30, 2011, the quarterly average gross notional amounts of the derivatives held by the Fund were as follows:

Long Equity Swap Contracts
$6,344,172

The Fund utilized this volume of derivatives to obtain exposure to high yield debt instruments.

7.	NEW ACCOUNTING PRONOUNCEMENT

On April 15, 2011, the Financial Accounting Standards Board issued an update intended to improve the accounting for repurchase and other similar agreements. Specifically, the update modifies the criteria for determining when these agreements would be accounted for as financing transactions (secured borrowings/lending agreements) as opposed to sale (purchase) transactions with commitments to repurchase (resell). At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statements or footnote disclosures, if any.

8.	SUBSEQUENT EVENTS

The Fund follows authoritative standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards requires the Fund to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Fund has evaluated subsequent events through the issuance of the Fund’s financial statements and has determined there is no impact to the Fund’s financial statements.

16  DIREXION DYNAMIC VP HY BOND FUND

Additional Information
(Unaudited)

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your requests. This policy does not apply to account statements.

DIREXION DYNAMIC VP HY BOND FUND  17

Direxion Funds
TRUSTEES AND OFFICERS

The business affairs of the Fund is managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The SAI includes additional information about the Funds’ Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

# of Portfolios
in Direxion Family of
Investment
	Position(s)	Term of Office		Companies	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Lawrence C. Rafferty(1)
Age: 68	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1999	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	165	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees

				# of Portfolios
				in Direxion
				Family of
				Investment
	Position(s)	Term of Office		Companies	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel J. Byrne
Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 1999	President and Chief Executive Officer of Byrne Securities Florida Inc. (formerly, Byrne Securities Inc.), 1992-present.	165	None.

Gerald E. Shanley III
Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 1999	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	165	None.

John Weisser
Age: 69	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	165	Director, MainStay VP Fund Series, The MainStay Funds, The MainStay Funds Trust; Director ICAP Funds, Inc; Director, Eclipse Funds, Inc., Eclipse Funds; (66 Funds Total)

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)	The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 30 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 51 of the 134 funds currently registered with the SEC.

18  DIREXION DYNAMIC VP HY BOND FUND

Direxion Funds
TRUSTEES AND OFFICERS

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

# of Portfolios
in the Direxion
Family of
		Term of		Investment
	Position(s)	Office and		Companies	Other Trusteeships/
	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel D. O’Neill(1)
Age: 42	President;	One Year; Since 1999	Managing Director of Rafferty, 1999-present.	134	N/A
	Chief Operating Officer and Chief Investment Officer	One Year; Since 2006

Christopher Lewis
Age: 40	Chief Compliance Officer	One Year; Since 2009	Director, Alaric Compliance Services, LLC, 2009-present; Partner, Thacher Proffitt & Wood LLP, 2004-2008; Partner, Simmons & Simmons, 2002-2004.	N/A	N/A

Patrick J. Rudnick 777 East Wisconsin Avenue Milwaukee, WI 53202
Age: 37	Principal Financial Officer and Treasurer	One Year; Since 2010	Vice President, U.S. Bancorp Fund Services, LLC, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

Angela Brickl
Age: 35	Secretary(3)	One Year; Since 2011	Vice President, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May-August 2009; Summer Associate at Foley & Lardner, LLP, May-August 2008; Vice President, U.S. Bancorp Fund Services, LLC, November 2003 - August 2007.	N/A	N/A

(1)	Mr. O’Neill serves as Chairman of the Board of Trustees of the Direxion Shares ETF Trust.

(2)	The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 32 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 39 of the 108 funds currently registered with the SEC.

(3)	Ms. Brickl replaced Eric W. Falkeis as Secretary effective August 17, 2011.

DIREXION DYNAMIC VP HY BOND FUND  19

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

Direxion Insurance Trust

SEMI-ANNUAL REPORT JUNE 30, 2011

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing
Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, by accessing the SEC’s website, at www.sec.gov., or by calling the SEC at 1-800-SEC-0330

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.
Not applicable to open-end investment companies.

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Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not Applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Insurance Trust

By (Signature and Title)*	/s/ Daniel D. O’Neill Daniel D. O’Neill, President

Date	September 6, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel D. O’Neill Daniel D. O’Neill, President

Date	September 6, 2011

By (Signature and Title)*	/s/ Patrick J. Rudnick Patrick J. Rudnick, Principal Financial Officer

Date	September 6, 2011

*	Print the name and title of each signing officer under his or her signature.

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